Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments

Our most significant equity method investments are:

Equity method investments at Dec. 31, 2011
(dollars in millions)	Percentage Ownership	Book Value
CIBC Mellon	50.0%	$577
Wing Hang	20.4%	$399
Siguler Guff	20.0%	$267
ConvergEx	33.2%	$152
West LB Joint Venture	50.0%	$91